Cover	Apr. 18, 2023
Cover [Abstract]
Entity Registrant Name	Viking Energy Group, Inc.
Entity Central Index Key	0001102432
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 18, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0199508
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-29219
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450